DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Tables)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Schedule of Insurance Recoveries

The table below details the proceeds received and the income recognized to date for the inventory and business interruption and property claims:

	Inventory	Business Interruption and Property	Total
Insurance proceeds received in 2011	$4.7	$15.0	$19.7
Insurance proceeds received in 2012	3.7	2.9	6.6

Total proceeds received as of December 31, 2012	8.4	17.9	26.3
Income from insurance recoveries recognized in 2011 and 2012(a)	(3.5)	(13.9)	(17.4)

Deferred income balance as of December 31, 2012	4.9	4.0	8.9
Insurance proceeds received in 2013	3.4	14.1	17.5
Gain from insurance proceeds for the nine months ended September 30, 2013(a)	(8.3)	(18.1)	(26.4)

Deferred income balance as of September 30, 2013	$—	$—	$—

(a)

The gain from insurance proceeds and income from insurance recoveries is included within selling, general and administrative (“SG&A”) expenses in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) in the respective periods.